Note 3 - Loans and Allowance for Loan Losses (Details) - Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 594,768	$ 566,319
Less: Allowance for loan losses	8,334	6,155
Loans, net	586,434	560,164
Home Equity Line of Credit [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,291	17,748
Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	78,848	83,988
Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	71,229	74,047
Construction Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	27,535	25,836
Automobile Loan [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,849	38,811
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	223,628	219,365
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	177,612	183,871
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	83,998	60,803
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	109,530	102,280
Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 48,390	$ 45,721